INTANGIBLE ASSETS, NET - Details of Group's amortization expenses for the five years (Detail) ¥ in Thousands	Sep. 30, 2021 CNY (¥)
Finite Lived Intangible Assets Future Amortization Expense Current And Five Succeeding Fiscal Years [Abstract]
Year ending September 30, 2022	¥ 42,804
Year ending September 30, 2023	33,608
Year ending September 30, 2024	22,982
Year ending September 30, 2025	15,600
Year ending September 30, 2026 and thereafter	37,470
Total	¥ 152,464